Label	Element	Value
ARK Autonomous Technology & Robotics ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated January 24, 2024 to the Summary Prospectus and Prospectus for the ARK ETF Trust (the “Trust”), each dated November 30, 2023.

This Supplement updates certain information contained in the Summary Prospectus and Prospectus with respect to the following series of the Trust: ARK Autonomous Technology & Robotics ETF (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com or writing to ARK Investment Management, LLC, 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701.

Effective immediately, the Prospectus and Summary Prospectus are revised as follows:

Under the section entitled “Performance” the Best and Worst Quarter Returns table for the Fund is hereby deleted and replaced with the following:

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	42.04%	6/30/2020
Lowest Return	-25.78%	6/30/2022

Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	ARK Autonomous Technology & Robotics ETF